Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Aug. 05, 2022 HKD ($) shares	Feb. 25, 2021 $ / shares shares	Dec. 01, 2020 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | ¥				¥ 247,015
Ordinary shares, treasury stock				0	0	919,515
Treasury stock, value						¥ 541,379		$ 44,584
Amount of authorized share repurchase program | $			$ 100,000
Stock repurchase program period			2 years
IPO
Equity, Class of Treasury Stock [Line Items]
Sale of stock underwriting fees | ¥				¥ 30,000
Ordinary Shares | IPO
Equity, Class of Treasury Stock [Line Items]
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares)	1,152,160
Issuance of public offering price | $	$ 292.00
Issuance of ordinary shares in connection with initial public offering, net of issuance cost				¥ 277,000	$ 315,600,000
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, treasury stock		2,233,770					1,088,404	1,088,404
Treasury stock, value | ¥							¥ 290,913
Average price | $ / shares		$ 44.77
Ordinary Shares
Equity, Class of Treasury Stock [Line Items]
Ordinary shares, treasury stock		1,116,885					544,202	544,202